American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2022

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.6%
Equity Growth Fund G Class	636,052	15,519,674
Focused Dynamic Growth Fund G Class	379,985	15,077,790
Focused Large Cap Value Fund G Class	3,866,128	38,236,010
Growth Fund G Class	587,414	22,685,920
Heritage Fund G Class	922,600	19,660,600
Mid Cap Value Fund G Class	1,519,622	24,298,753
Small Cap Growth Fund G Class	268,557	4,919,957
Small Cap Value Fund G Class	516,244	4,966,266
Sustainable Equity Fund G Class	742,873	29,128,034
		174,493,004
International Equity Funds — 25.3%
Emerging Markets Fund G Class	1,953,758	17,701,049
Global Real Estate Fund G Class	689,223	7,560,772
International Growth Fund G Class	2,081,356	20,418,099
International Small-Mid Cap Fund G Class	885,309	7,684,482
International Value Fund G Class	1,555,394	10,327,814
Non-U.S. Intrinsic Value Fund G Class	1,462,607	11,481,466
		75,173,682
Domestic Fixed Income Funds — 11.7%
Diversified Bond Fund G Class	2,657,912	23,921,212
High Income Fund G Class	755,264	6,057,218
Inflation-Adjusted Bond Fund G Class	433,702	4,762,048
		34,740,478
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund G Class	431,873	3,554,313
Global Bond Fund G Class	1,096,413	9,560,719
		13,115,032
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $319,082,210)		297,522,196
OTHER ASSETS AND LIABILITIES†		(44,532)
TOTAL NET ASSETS — 100.0%		$297,477,664

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$16,136	$540	$316	$(840)	$15,520	636	$(59)	$62
Focused Dynamic Growth Fund	16,147	1,251	1,098	(1,222)	15,078	380	(200)	—
Focused Large Cap Value Fund	39,241	792	1,561	(236)	38,236	3,866	(128)	277
Growth Fund	24,047	1,669	718	(2,312)	22,686	587	(105)	—
Heritage Fund	20,567	1,119	1,532	(493)	19,661	923	(272)	—
Mid Cap Value Fund	24,830	594	482	(643)	24,299	1,520	(41)	177
Small Cap Growth Fund	5,039	117	186	(50)	4,920	269	(55)	—
Small Cap Value Fund	5,191	183	181	(227)	4,966	516	(12)	23
Sustainable Equity Fund	30,424	946	896	(1,346)	29,128	743	(57)	—
Emerging Markets Fund	18,341	2,273	568	(2,345)	17,701	1,954	(198)	—
Global Real Estate Fund	7,901	859	44	(1,155)	7,561	689	(6)	—
International Growth Fund	21,774	1,666	623	(2,399)	20,418	2,081	(184)	—
International Small-Mid Cap Fund	8,256	294	144	(722)	7,684	885	(59)	—
International Value Fund	10,756	503	64	(867)	10,328	1,555	(18)	—
Non-U.S. Intrinsic Value Fund	11,904	920	137	(1,206)	11,481	1,463	(27)	—
Diversified Bond Fund	24,844	3,270	2,239	(1,954)	23,921	2,658	(324)	201
High Income Fund	6,208	249	92	(308)	6,057	755	(17)	104
Inflation-Adjusted Bond Fund	5,001	179	—	(418)	4,762	434	—	—
Emerging Markets Debt Fund	3,672	86	—	(204)	3,554	432	—	21
Global Bond Fund	9,875	706	343	(677)	9,561	1,096	(44)	62
	$310,154	$18,216	$11,224	$(19,624)	$297,522	23,442	$(1,806)	$927
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.